SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	Oct. 01, 2020
Operating Lease
2025	$ 206,661	$ 236,512
2026		92,580
2027
Total lease payments	206,661	329,091
Less: imputed interest	(4,109)	(10,074)
Total operating lease obligations	$ 202,552	$ 319,017	$ 557,384	$ 200,000